Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	58,463	68,027	9,863
Leasehold improvements	555,941	506,501	73,436
Furniture, fixtures and equipment	177,621	159,042	23,059
Total	792,025	733,570	106,358
Less: Accumulated depreciation	(328,367)	(446,678)	(64,762)
Construction in progress	8,713	28,088	4,072
Total.	472,371	314,980	45,668

Depreciation expense was RMB115.4 million, RMB213.1 million and RMB204.2 million (US$29.6 million) for the years ended December 31, 2020, 2021 and 2022, respectively, and were included in the following financial statement line items in the consolidated statements of comprehensive loss:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Cost of goods sold	—	—	13,026	1,888
Fulfillment expenses	107,333	195,022	168,374	24,412
Sales and marketing expenses	2,018	2,666	1,907	277
General and administrative expenses	4,731	7,395	6,804	986
Product development expenses	1,272	7,999	14,096	2,044
Total.	115,354	213,082	204,207	29,607

The disposal gain or loss on property and equipment recognized as a result of closing down certain regional processing centers and frontline fulfillment stations was not significant for the periods presented.